Goodwill and Intangible Assets - Schedule of Identified Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 278,086	$ 280,169
Accumulated Amortization	(44,441)	(29,520)
Intangible Assets, Net	$ 233,645	250,649
Intellectual Property [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Gross Carrying Amount	$ 114,411	114,411
Accumulated Amortization	(18,115)	(12,395)
Intangible Assets, Net	96,296	102,016
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	83,358	83,468
Accumulated Amortization	(13,182)	(9,375)
Intangible Assets, Net	$ 70,176	74,093
Trade Name [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years
Trade Name [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 68,891	68,060
Accumulated Amortization	(11,053)	(7,268)
Intangible Assets, Net	$ 57,838	60,792
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Licensor Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,122	13,908
Accumulated Amortization	(1,790)	(341)
Intangible Assets, Net	$ 9,332	13,567
Licensor Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years
Licensor Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Supplier Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	2 years
Gross Carrying Amount	$ 304	322
Accumulated Amortization	(301)	(141)
Intangible Assets, Net	$ 3	$ 181